(LOSS) EARNING PER SHARE - Schedule of antidilutive securities (Details) - shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Option
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share	196,604	262,939
RSUs
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share	4,080,987	1,971,314
2026 Convertible Notes
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share	7,235,764	66,086,640
2027 Convertible Notes
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share	0	139,849,315